Goodwill - Narrative (Details) RON in Millions, $ in Millions			12 Months Ended
	Mar. 30, 2025 CAD ($) cashGeneratingUnit	Mar. 30, 2025 RON	Mar. 30, 2025 CAD ($) cashGeneratingUnit	Mar. 31, 2024 CAD ($) cashGeneratingUnit	Mar. 29, 2025 CAD ($)	Mar. 29, 2025 RON	Apr. 02, 2023 CAD ($)
Disclosure of information for cash-generating units [line items]
Number of cash generating units that contribute to cash flows | cashGeneratingUnit	11		11	11
Goodwill	$ 72.0		$ 72.0	$ 70.8			$ 63.9
Impairment loss recognised in profit or loss, goodwill			$ 0.0	$ 0.0
Excess of recoverable value over carrying value per CGU			32.60%
Discount rate applied to cash flow projections	12.30%		12.30%	12.80%
Cash flow projections, period			5 years
Growth rate used to extrapolate cash flow projections	2.00%		2.00%
Paola Confectii
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3.5		$ 3.5	$ 8.3	$ 8.7	RON 28.1
Reallocation of goodwill	$ 5.2	RON (16.8)